Unaudited Condensed Statements of Operations - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Revenues				$ 16,539	$ 4,279			$ 15,068		$ 1,204
Cost of revenues				6,440	1,572			4,817		514
Gross profit				10,099	2,707			10,251		690
Research and development, net				2,716	1,055			3,313		1,636
Sales and marketing				14,166	4,169			14,139		1,895
GENERAL AND ADMINISTRATIVE				1,609	817			2,026		774
Total operating expenses				18,491	6,041			19,478		4,305
Operating loss				8,392	3,334			9,227		3,615
Financial expenses, net				5,259	6,785			44,251		121
Loss before taxes on income				13,651	10,119			53,478		3,736
Taxes on income				7	8			6		5
NET PROFIT (LOSS) FOR THE PERIOD				$ 13,658	$ 10,127			$ 53,484		$ 3,741
Net loss per share attributable to Ordinary shareholders:
BASIC NET LOSS PER SHARE (in Dollars per share)				$ 134.8	$ 122.26			$ 611.33	[1]	$ 56.99	[1]
Weighted-Average shares used in computing loss per share attributable to Ordinary shareholders:
WEIGHTED AVERAGE NUMBER OF SHARE BASIC (in Shares)				101,321	82,829			87,487	[1]	65,639	[1]
Moringa Acquisition Corp
NET PROFIT (LOSS) FOR THE PERIOD	$ 292,579	$ (223,905)	$ (195,860)			$ 89,613	$ (513,452)	$ (755,218)
Weighted-Average shares used in computing loss per share attributable to Ordinary shareholders:
INTEREST EARNED ON INVESTMENTS HELD IN TRUST ACCOUNT								(6,372)
GENERAL AND ADMINISTRATIVE	(237,001)	(222,822)	(195,860)			(744,231)	(510,537)	(943,933)
CHANGE IN FAIR VALUE OF PRIVATE WARRANT LIABILITY	9,557	(2,850)				141,094	(7,106)	$ 182,343
INTEREST EARNED ON INVESTMENTS HELD IN TRUST ACCOUNT	$ 520,023	$ 1,767				$ 692,750	$ 4,191
Class A Ordinary Shares Subject To Possible Redemption | Moringa Acquisition Corp
Net loss per share attributable to Ordinary shareholders:
BASIC NET LOSS PER SHARE (in Dollars per share)	$ 0.03	$ (0.02)	$ (0.16)			$ 0.02	$ (0.04)	$ (0.06)
Weighted-Average shares used in computing loss per share attributable to Ordinary shareholders:
WEIGHTED AVERAGE NUMBER OF SHARE BASIC (in Shares)	11,500,000	11,500,000	41,837			11,500,000	9,303,704	9,875,342
Non-Redeemable Class A and Class B Ordinary Shares | Moringa Acquisition Corp
Net loss per share attributable to Ordinary shareholders:
BASIC NET LOSS PER SHARE (in Dollars per share)	$ (0.02)	$ (0.02)	$ (0.16)			$ (0.04)	$ (0.04)	$ (0.06)
Weighted-Average shares used in computing loss per share attributable to Ordinary shareholders:
WEIGHTED AVERAGE NUMBER OF SHARE BASIC (in Shares)	3,355,000	3,355,000	1,202,806			3,355,000	3,443,296	3,301,959

[1]	see Note 15.